Schedule of Oil and Gas Properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
As at December 31, 2021	$ 3,852,161	$ 4,240,335
Additions	44,369,191	66,122
Change in ARO estimate	(3,871,334)	(454,296)
JV Contribution	(6,656,785)
Currency translation adjustment	(4,748,897)
Impact of hyperinflation	947,998
As at December 31, 2022	33,892,334	3,852,161
As at December 31, 2021	2,431,548	2,015,862
Depletion	1,451,032	415,686
Impact of hyperinflation	(40,040)
As at December 31, 2022	3,842,540	2,431,548
As at December 31, 2021	1,420,613	2,224,473
As at December 31, 2022	30,049,794	1,420,613
South Akcakoca Sub Basin [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2021	1,398,676	1,792,155
Additions	44,369,191	66,122
Change in ARO estimate	(3,865,772)	(459,601)
JV Contribution	(6,656,785)
Currency translation adjustment	(4,748,897)
Impact of hyperinflation	837,908
As at December 31, 2022	31,334,321	1,398,676
As at December 31, 2021	743,647	555,201
Depletion	1,263,556	188,446
Impact of hyperinflation	(34,215)
As at December 31, 2022	1,972,988	743,647
As at December 31, 2021	655,029	1,236,954
As at December 31, 2022	29,361,333	655,029
Cendere [Member]
IfrsStatementLineItems [Line Items]
As at December 31, 2021	2,453,485	2,448,180
Additions
Change in ARO estimate	(5,562)	5,305
JV Contribution
Currency translation adjustment
Impact of hyperinflation	110,090
As at December 31, 2022	2,558,013	2,453,485
As at December 31, 2021	1,687,901	1,460,661
Depletion	187,476	227,240
Impact of hyperinflation	(5,825)
As at December 31, 2022	1,869,552	1,687,901
As at December 31, 2021	765,584	987,519
As at December 31, 2022	$ 688,461	$ 765,584